Empower Conservative Profile Fund Expense Example - Empower Conservative Profile Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	266
Expense Example, with Redemption, 10 Years	608
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	458
Expense Example, with Redemption, 10 Years	1,030
L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	$ 1,322